Income taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	$ (344)	$ 0	$ 0
Net operating loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,450	5,403
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,519	2,202
Reserve for expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,481	2,779
Accrued and stock-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,107
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,185
Interest expense
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,103
Property, equipment, and right of use assets, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(11,716)	(8,498)
Intangible assets, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,094)	(2,034)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 621	171
Deferred tax liabilities		$ (23)